Business Acquisitions - Net Effect of Acquisitions on Consolidation Balance and Adjustments to Preliminary Purchase Price Allocations (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2011	Dec. 31, 2012 2012 Preliminary Allocation [Member]	Dec. 31, 2013 2013 Adjustments [Member]	Dec. 31, 2013 Final Allocation [Member]
Business Acquisition [Line Items]
Non-cash working capital		$ 35	$ (129)	$ (47)	$ (176)
Investments			3	(3)	0
Fixed assets	5	95	501	(36)	465
Goodwill			289	(2)	287
Other assets	2		94	99	193
Deferred tax assets			0	5	5
Purchase intangibles			215	0	215
Long-term employee benefit liabilities			(49)	1	(48)
Long-term debt			(25)	(2)	(27)
Other long-term liabilities	(2)	(28)	(35)	0	(35)
Deferred tax liabilities			(68)	(15)	(83)
Non-controlling interests	(1)	(7)	(11)	0	(11)
Fair value of net assets (excluding cash)			$ 785	$ 0	$ 785